Thrivent ESG Index Portfolio Investment Objectives and Goals - Thrivent ESG Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent ESG Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent ESG Index Portfolio (the "Portfolio") seeks to track the investment results of an index composed of companies selected by the index provider based on environmental, social and governance characteristics. The Portfolio's investment objective may be changed without shareholder approval.